Related Party Transactions (Details) - Schedule of amount due from a related parties - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Related Party Transactions (Details) - Schedule of amount due from a related parties [Line Items]
Due from related parties balances		$ 768,341
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amount due from a related parties [Line Items]
Due from related parties balances		$ 768,341